Loans, Financings and Debentures - Summary of Loans Financing and Debentures (Detail) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Current		€ 2,371
Current | R$	R$ 2,371
2017 Non-current		12,027
Non-current | R$	12,027		R$ 10,342
Total		14,398		€ 15,179
Total | R$	14,398		15,179
Interest paid in advance [member]
Disclosure of detailed information about borrowings [line items]
2017 Non-current	(48)	(48)
Total	(48)	(48)
Debt in Foreign Currency [member]
Disclosure of detailed information about borrowings [line items]
Current	31	31
2017 Non-current	3,267	3,267
Total	R$ 3,298	3,298	30	30
TJLP Plus Two Point Three Four [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost	TJLP+2.34%
Currency	R$
Total			74	74
Debt in Brazilian currency [member]
Disclosure of detailed information about borrowings [line items]
Current	R$ 151	151
2017 Non-current	1,920	1,920
Total	2,071	2,071	3,729	3,729
Loans and Financings [member]
Disclosure of detailed information about borrowings [line items]
Current	182	182
2017 Non-current	5,187	5,187
Total	R$ 5,369	5,369	3,759	3,759
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Current		(2)
2017 Non-current		(48)
Total		(50)		(79)
KfW (Cemig GT) [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2019
Annual financial cost	178
Currency	Euros
Current		4
Total		4		7
Eurobonds [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2024
Annual financial cost	9.25
Currency	USD
Current	R$ 25	25
2017 Non-current	3,308	3,308
Total	R$ 3,333	3,333
Banco do Brasil (Cemig GT) [member] | One Zero Eight Point Three Three Percent of Interbank Rate for Certificates of Deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost	108.33% of the CDI Rate
Currency	R$
Total			73	73
Banco do Brasil (Cemig GT) [member] | One Zero Eight Point Zero Zero Percent of Interbank Rate for Certificates of Deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost	108.00% of CDI
Currency	R$
Total			151	151
Banco do Brasil (Cemig GT) [member] | One One One Point Zero Zero Percent of Interbank Rate for Certificates of Deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost	111.00% of CDI Rate
Currency	R$
Total			51	51
Banco do Brasil (Cemig GT) [member] | One four zero point zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2021
Annual financial cost	140.00% of CDI Rate
Currency	R$
Current	R$ 1	1
2017 Non-current	741	741
Total	R$ 742	742	1,156	1,156
Banco do Brasil (Cemig GT) [member] | One four six point five zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2022
Annual financial cost	146.50% of CDI
Currency	R$
2017 Non-current	R$ 500	500
Total	R$ 500	500	510	510
CEF [member] | One four six point five zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2022
Annual financial cost	146.50% of CDI
Currency	R$
Current	R$ 1	1
2017 Non-current	626	626
Total	R$ 627	627	698	698
CEF [member] | One One Nine Point Zero Zero Percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	119.00% of CDI
Currency	R$
Current	R$ 8	8
Total	R$ 8	8	109	109
Eletrobras [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2023
Annual financial cost	UFIR; RGR + 6.00 to 8.00%
Currency	R$
Current	R$ 17	17
2017 Non-current	33	33
Total	R$ 50	50	68	68
Large Consumers [member] | Various [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2024
Annual financial cost	Various
Currency	R$
Current	R$ 2	2
2017 Non-current	2	2
Total	R$ 4	4	6	6
FINEP [member] | Tjlp plus five and tjlp plus two point five [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	TJLP + 5% and TJLP + 8%
Currency	R$
Current	R$ 2	2
Total	R$ 2	2	6	6
Promissory Notes - Cemig GT - 7th Issue [member] | One two eight point zero zero of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost	128.00% of CDI
Currency	R$
Total			674	674
Banco da amazonia [member] | Interbank rate for certificates of deposit plus one point nine zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	CDI + 1.90%
Currency	R$
Current	R$ 122	122
Total	R$ 122	122	123	123
Sonda (Cemig Telecom) [member] | One one zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2021
Annual financial cost	110.00% of CDI
Currency	R$
2017 Non-current	R$ 42	42
Total	42	42	83	83
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Current	(2)	(2)
2017 Non-current	(24)	(24)
Total	(26)	(26)	(53)	(53)
Total | R$	(50)		(79)
Transaction costs [member] | Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
Current | R$	(2)
Non-current | R$	(48)
Total | R$	R$ (50)		(79)
Debentures-3rd Issue, 1st Series [member] | Interbank rate for certificates of deposit plus zero point nine zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost	CDI + 0.90%
Currency	R$
Total | R$			543
Total				543
Debentures-3rd Issue, 1st Series [member] | Interbank rate for certificates of deposit plus zero point six nine [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	CDI + 0.69%
Currency	R$
Current | R$	R$ 447
Current		447
Total | R$	R$ 447		464
Total		447		464
Debentures-3rd Issue, 2nd Series [member] | Ipca plus six point zero zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2019
Annual financial cost	IPCA + 6.00%
Currency	R$
Current | R$	R$ 158
Current		158
Non-current | R$	143
2017 Non-current		143
Total | R$	R$ 301		293
Total		301		293
Debentures-3rd Issue, 2nd Series [member] | Ipca plus four point seven zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2021
Annual financial cost	IPCA + 4.70%
Currency	R$
Current | R$	R$ 59
Current		59
Non-current | R$	1,478
2017 Non-current		1,478
Total | R$	R$ 1,537		1,496
Total		1,537		1,496
Debentures-3rd Issue, 3rd Series [member] | Ipca plus six point two zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2022
Annual financial cost	IPCA + 6.20%
Currency	R$
Current | R$	R$ 51
Current		51
Non-current | R$	960
2017 Non-current		960
Total | R$	R$ 1,011		984
Total		1,011		984
Debentures-3rd Issue, 3rd Series [member] | Ipca plus five point one zero [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2025
Annual financial cost	IPCA + 5.10%
Currency	R$
Current | R$	R$ 39
Current		39
Non-current | R$	882
2017 Non-current		882
Total | R$	R$ 921		896
Total		921		896
Debentures-5th Issue, 1st Series [member] | Interbank rate for certificates of deposit plus one point seven zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	CDI + 1.70%
Currency	R$
Current | R$	R$ 703
Current		703
Total | R$	R$ 703		1,411
Total		703		1,411
Debentures sixth issue first series [member] | Interbank rate for certificates of deposit plus one point six zero [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	CDI + 1.60%
Currency	R$
Current | R$	R$ 508
Current		508
Total | R$	R$ 508		1,041
Total		508		1,041
Debentures sixth issue first series [member] | Ipca plus eight point zero seven [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2020
Annual financial cost	IPCA +8.07%
Currency	R$
Current | R$	R$ 1
Current		1
Non-current | R$	31
2017 Non-current		31
Total | R$	R$ 32		31
Total		32		31
Debentures-7th Issue, 1st Series [member] | One four zero point zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2021
Annual financial cost	140.00% of CDI
Currency	R$
Current | R$	R$ 47
Current		47
Non-current | R$	1,636
2017 Non-current		1,636
Total | R$	R$ 1,683		2,242
Total		1,683		2,242
Debentures, 2nd Issue [member] | Ipca plus seven point nine six [Member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2017
Annual financial cost	IPCA + 7.96%
Currency	R$
Total | R$			235
Total				235
Debentures fourth issue first series [member] | One four six point five zero percent of interbank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2022
Annual financial cost	146.50% of CDI
Currency	R$
Current | R$	R$ 1
Current		1
Non-current | R$	1,575
2017 Non-current		1,575
Total | R$	R$ 1,576
Total		1,576
Debentures fourth issue first series [member] | Interbank rate for certificates of deposit plus four point zero five percentage one [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	CDI + 4.05%
Currency	R$
Current | R$	R$ 20
Current		20
Total | R$	20		1,627
Total		20		1,627
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Total | R$	R$ 9,029		11,420
Debentures [member] | CDI + 1.60 [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	CDI + 1.60%
Currency	R$
Current | R$	R$ 100
Current		100
Total | R$	R$ 100		101
Total		100		101
Debentures [member] | Interbank rate for certificates of deposit plus zero point seven four [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2018
Annual financial cost	CDI + 0.74%
Currency	R$
Current | R$	R$ 34
Current		34
Total | R$	R$ 34		67
Total		34		67
Debentures [member] | Tjlp plus one point eight two percentage selic plus one point eight two percentage [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2022
Annual financial cost	TJLP+1.82% (75%); Selic+1.82% (25%)
Currency	R$
Current | R$	R$ 33
Current		33
Non-current | R$	122
2017 Non-current		122
Total | R$	R$ 155		133
Total		155		133
Debentures [member] | One one six point five zero percent of inter bank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2019
Annual financial cost	116.50% of CDI
Currency	R$
Non-current | R$	R$ 50
2017 Non-current		50
Total | R$	R$ 50
Total		50
Debentures [member] | One two eight point five zero percent of inter bank rate for certificates of deposit [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2019
Annual financial cost	128.50% of CDI
Currency	R$
Current | R$	R$ 15
Current		15
Non-current | R$	11
2017 Non-current		11
Total | R$	26
Total		26
Subsidiary Securities [member]
Disclosure of detailed information about borrowings [line items]
Current | R$	(25)
Current		(25)
Total | R$	(25)		(65)
Total		(25)		(65)
Total | R$	(25)		(65)
Net debentures [member]
Disclosure of detailed information about borrowings [line items]
Current | R$	2,189
Current		2,189
Non-current | R$	6,840
2017 Non-current		6,840
Total | R$	R$ 9,029		R$ 11,420
Total		9,029		11,420
Debt in Foreign Currency [member] | Banco do Brasil (Cemig GT) [member] | Various [member]
Disclosure of detailed information about borrowings [line items]
Principal maturity	2024
Annual financial cost	Various
Currency	US$
Current		2
2017 Non-current		22
Total		24		€ 23
Transaction costs [member]
Disclosure of detailed information about borrowings [line items]
2017 Non-current	R$ (15)	(15)
Total	R$ (15)	€ (15)